Consolidated statements of changes in equity (deficit) - USD ($)	Common shares	Pre-funded warrants	Reserve of share-based payments [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Shareholders' equity at Aug. 31, 2022	$ 33,137,900		$ 8,285,386	$ (24,041,614)	$ 994,435	$ 18,376,107
Shareholders' equity (in shares) at Aug. 31, 2022	6,237
Total comprehensive loss				(15,504,780)	(301,064)	(15,805,844)
Securities issuance - options exercised	$ 132,262		(9,070)			123,192
Securities issuance - options exercised (in shares)	45
Securities issuance, net of transaction costs (note 22)	$ 5,068,902					5,068,902
Securities issuance, net of transaction costs (note 22) (in shares)	2,000
Share-based compensation (note 23)			843,784			843,784
Shareholders' equity at Aug. 31, 2023	$ 38,339,064		9,120,100	(39,546,394)	693,371	8,606,141
Shareholders' equity (in shares) at Aug. 31, 2023	8,282
Total comprehensive loss				(10,383,171)	24,382	(10,358,789)
Securities issuance - preferred shares converted (note 20)	$ 199,069					199,069
Securities issuance - preferred shares converted (note 20) (in shares)	1,165
Securities issuance - warrants exchanged (note 20)	$ 1,779,217	$ 28,252				1,807,469
Securities issuance - warrants exchanged (note 20) (in shares)	4,186	48
Securities issuance, net of transaction costs (note 22)	$ 1,684,355					1,684,355
Securities issuance, net of transaction costs (note 22) (in shares)	2,717
Share-based compensation - warrants (note 23)			128,841			128,841
Share-based compensation - stock options (note 23)			162,306			162,306
Shareholders' equity at Aug. 31, 2024	$ 42,001,705	$ 28,252	9,411,247	(49,929,565)	717,753	2,229,392
Shareholders' equity (in shares) at Aug. 31, 2024	16,350	48
Total comprehensive loss				(21,651,993)	384,736	(21,267,257)
Securities issuance - preferred shares converted (note 20)	$ 308,692					308,692
Securities issuance - preferred shares converted (note 20) (in shares)	13,217
Securities issuance - litigation settlement (note 22)	$ 832,500					832,500
Securities issuance - litigation settlement (note 22) (in shares)	250,000
Securities issuance - pre-funded warrants converted	$ 3,412,500	$ (3,412,500)
Securities issuance - pre-funded warrants converted (in shares)	1,470,000	(1,470,000)
Securities issuance, net of transaction costs (note 22)	$ 20,561,023	$ 3,412,500				23,973,523
Securities issuance, net of transaction costs (note 22) (in shares)	3,072,394	1,470,000
Fractional securities issued due to reverse stock split (note 22) (in shares)	85,176
Contingent consideration issuable in common shares (note 6)			1,498,086			1,498,086
Management fees charged to Marine Ventures LLC (note 21)			254,084			254,084
Share-based compensation - warrants (note 23)			582,192			582,192
Share-based compensation - stock options (note 23)			39,790			39,790
Shareholders' equity at Aug. 31, 2025	$ 67,116,420	$ 28,252	$ 11,785,399	$ (71,581,558)	$ 1,102,489	$ 8,451,002
Shareholders' equity (in shares) at Aug. 31, 2025	4,907,137	48